Intangible fixed assets	6 Months Ended
Mar. 31, 2025
Intangible fixed assets
Intangible fixed assets
5.	Intangible fixed assets

31 March
2025
$'000
Cost
At 1 October 2024	2,431
Additions	223
Reclassified to discontinued operations	—
Foreign exchange on translation	(74)
At 31 March 2025	2,580
Amortisation
At 1 October 2024	(492)
Charge	(166)
Foreign exchange on translation	13
At 31 March 2025	(645)
Net Book Value
At 31 March 2025	1,935
At 30 September 2024	1,939

Amortisation on intangible assets is calculated under the straight-line method over their estimated useful lives of between 3 – 10 years.

An impairment test was performed for the period ended March 31, 2025, which considered the value of existing contracts and forecasted revenues. No impairment was deemed necessary.